Regulatory Capital Requirements	12 Months Ended
Sep. 30, 2013
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements

13. REGULATORY CAPITAL REQUIREMENTS

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and, possibly additional discretionary, actions by regulators that, if undertaken, could have a material adverse effect on the Company’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Bank’s capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings, and other factors.

As of September 30, 2013 and 2012, the most recent regulatory guidelines categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action.  To be categorized as “well capitalized,” the Bank must maintain minimum capital ratios as set forth in the table below.  Management believes, as of September 30, 2013, that the Bank meets all capital adequacy requirements to which it is subject and there were no conditions or events subsequent to September 30, 2013 that would change the Bank’s category.  There are currently no regulatory capital requirements at the Company.

					To Be Well
					Capitalized
					Under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2013
Tier 1 leverage ratio	$1,363,103	14.8%	$368,028	4.0%	$460,034	5.0%
Tier 1 risk-based capital	1,363,103	35.6	153,015	4.0	229,523	6.0
Total risk-based capital	1,371,925	35.9	306,030	8.0	382,538	10.0

As of September 30, 2012
Tier 1 leverage ratio	$1,355,105	14.6%	$371,747	4.0%	$464,684	5.0%
Tier 1 risk-based capital	1,355,105	36.4	148,744	4.0	223,116	6.0
Total risk-based capital	1,366,205	36.7	297,489	8.0	371,861	10.0

Generally, savings institutions, such as the Bank, may make capital distributions during any calendar year equal to earnings of the previous two calendar years and current year-to-date earnings.  It is generally required that the Bank remain well capitalized before and after the proposed distribution.  So long as the Bank continues to remain “well capitalized” after each capital distribution and operates in a safe and sound manner, it is management’s belief that the regulators will continue to allow the Bank to distribute its net income to the Company, although no assurance can be given in this regard.

In July 2013, the FRB, OCC, and FDIC adopted rules that will, on January 1, 2015, implement the Basel III risk-weighted framework and changes required by the Dodd-Frank Wall Street Reform and Consumer Protection Act in place of the existing risk-based capital rules and Basel framework that currently apply to the Bank.  The new regulatory capital requirements also will apply to the Company on a consolidated basis.  Basel III is intended to improve both the quality and quantity of banking organizations’ capital, as well as to strengthen various aspects of the international capital standards for calculating regulatory capital.  Although we continue to evaluate the anticipated impact the new capital rules will have on us, we currently anticipate the Bank will remain well-capitalized in accordance with the regulatory standards.